Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingent Liabilities [Abtstract]
Schedule of future minimum lease payments under non-cancellable operating leases
December 31,
2022
(U.S. dollars)

Future minimum lease payments:
2023	$67,497
2024	63,926
2025	31,963
Total Future payments	$163,386
Less imputed interest	(28,279)
Net present value of future minimum lease payments	$135,107

Lease liabilities:
Current lease liabilities	$60,071
Non-current lease liabilities	75,036
Net present value of future minimum lease payments	$135,107

Incremental Borrowing Rate	10.00%